19A. LEASES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
A. Leases Details
2017	$ 550,090	$ 550,090	$ 243,269
2018	1,308,209	1,308,209	184,820
2019	1,327,992	1,327,992	110,446
2020	1,433,403	1,433,403
2021	1,449,019	1,449,019
Thereafter	4,675,844	4,675,844
Total	10,744,558	10,744,558	538,535
Rent expense	$ 576,197	$ 631,975	$ 220,426	$ 226,212